Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Shareholders' Equity
18.	SHAREHOLDERS’ EQUITY
18.1	Outstanding shares

The authorized share capital of the Company is Euro 1,810 million consisting of 1,200,000,000 common shares and 540,000,000 preference shares, each with a nominal value of €1.04. As of December 31, 2022, the number of shares of common stock issued was 911,281,920 shares (911,276,920 as of December 31, 2021).

As of December 31, 2022, the number of shares of common stock outstanding was 903,865,763 (906,518,057 as of December 31, 2021).

18.2	Preference shares

The 540,000,000 preference shares, when issued, will entitle a holder to full voting rights and to a preferential right to dividends and distributions upon liquidation.

The Company is a party to an option agreement regarding the preference shares with Stichting Continuïteit ST (the “Stichting”), entered into on January 22, 2007, with a duration of ten years, which agreement was extended for another ten years in October 2016. The Managing Board and Supervisory Board, along with the board of the Stichting, have declared that they are jointly of the opinion that the Stichting is independent of the Company. The option agreement provides for the issuance of up to a maximum 540,000,000 preference shares. Any such shares would be issued to the Stichting upon its request and in its sole discretion and upon payment of at least 25% of the par value of the preference shares to be issued. The shares would be issuable in the event of actions which the board of the Stichting determines would be contrary to the Company’s interests, shareholders and other stakeholders and which in the event of a creeping acquisition or offer for the Company’s common shares are not supported by the Company’s Managing Board and Supervisory Board. The preference shares may remain outstanding for no longer than two years. The effect of the preference shares may be to deter potential acquirers from effecting an unsolicited acquisition resulting in a change of control as well as to create a level-playing field in the event actions which are considered to be hostile by the Company’s Managing Board and

Supervisory Board, as described above, occur and which the board of the Stichting determines to be contrary to the Company’s interests, shareholders and other stakeholders.

There were no preference shares issued as of December 31, 2022 and December 31, 2021 respectively.

18.3	Treasury stock

As of December 31, 2022, the Company owned 7,416,157 shares classified as treasury stock in the consolidated statement of equity compared to 4,758,863 shares as of December 31, 2021.

The treasury shares have been originally designated for allocation under the Company’s share-based remuneration programs. As of December 31, 2022, 74,520,215 of these treasury shares were transferred to employees under the Company’s share-based remuneration programs, of which 6,587,002 during the year ended December 31, 2022.

On July 1, 2021, the Company announced the launch of a share buy-back program of up to $1,040 million to be executed within a three-year period. During 2022, the Company repurchased approximately 9.2 million shares of its common stock for a total amount of $346 million.

18.4	Unvested share awards for the Supervisory Board

On an annual basis and until the year 2012, the Compensation Committee (on behalf of the Supervisory Board and with its approval) used to grant stock-based awards (options to acquire common shares of the Company) to the members and professionals of the Supervisory Board (“The Supervisory Board Plan”). The awards were granted at the nominal value of the share of €1.04 (exercise price of the option).  The options granted under the Supervisory Board Plan vested and became exercisable immediately, while the shares resulting from these awards vested and therefore became available for trade evenly over three years (one third every year), with no market, performance or service conditions.

At the Company’s AGM held on June 21, 2013, it was resolved to abolish and terminate the stock-based compensation for the Supervisory Board members and professionals.

The table below summarizes grants under the outstanding stock award plans, as authorized by the Compensation Committee:

Year of grant	Options granted	Options waived at grant
2011	172,500	(30,000)
2012	180,000	(22,500)
Since 2013	No options granted

A summary of the options’ activity by plan for the years ended December 31, 2022 and December 31, 2021 is presented below:

Year of grant	Outstanding as of December 31, 2020	Exercised	Expired / Cancelled	Outstanding as of December 31, 2021	Exercised	Expired / Cancelled	Outstanding as of December 31, 2022
2011	7,500	(7,500)	—	—	—	—	—
2012	50,000	(30,000)	—	20,000	(5,000)	(15,000)	—

The total intrinsic value of options exercised during the year 2022 were not significant, compared to $2 million in 2021 and $2 million in 2020.  The total intrinsic value of options outstanding was $1 million as of December 31, 2021.

18.5	Unvested share awards for the employees

On an annual basis, the Compensation Committee (on behalf of the Supervisory Board and with its approval) grants stock-based awards to the senior executives and selected employees (the “Employee Plan”). The awards are granted for services under the Employee Plan. There are two types of unvested shares: (1) shares granted to employees, which are subject only to service conditions and vest over the requisite service period, and (2) shares granted to senior executives, whose vesting is subject to performance conditions.

For plans 2019 and 2020, the performance conditions consisted of two external targets (sales evolution and operating income compared to a basket of competitors) weighting for two thirds of the total number of awards granted and of one internal target (return on net assets compared to the previous period), weighting for one third of the total number of awards granted. For plans 2021 and 2022, the performance conditions consisted of two external targets (sales evolution and operating income compared to a basket of competitors) weighting for two thirds of the total number of awards granted and of one internal target (Company’s sustainability and diversity performance), weighting for one third of the total number of awards granted.

Stock awards usually vest over a three-year service period (32% as of the first anniversary of the grant, 32% as of the second anniversary of the grant and 36% as of the third anniversary of the grant). In addition, for each of the years 2019 and 2020, a Special Bonus was granted to the Company’s CEO.

The table below summarizes grants under the outstanding stock award plans in 2022, as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
May 23, 2019	2019 CEO Special Bonus	34,960	—	—
July 24, 2019	2019 Employee Plan	7,752,940	—	(1,161,966)
December 26, 2019	2019 Employee Plan	246,750	—	(17,013)
June 17, 2020	2020 CEO Special Bonus	16,000	—	—
July 23, 2020	2020 Employee Plan	7,437,580	—	—
December 24, 2020	2020 Employee Plan	562,350	—	—
July 28, 2021	2021 Employee Plan	6,327,205	—	(920,263)
December 21, 2021	2021 Employee Plan	213,270	—	(60,483)
July 27, 2022	2022 Employee Plan	6,243,670	—	(*)
December 22, 2022	2022 Employee Plan	287,675	—	(*)

(*)

As of the date of issuance of these consolidated financial statements, a final decision by the Compensation Committee of the Supervisory Board on the achievement of the performance conditions had not been made yet.

A summary of the unvested share activity by plan for the year ended December 31, 2022 is presented below:

Unvested Shares	Unvested as at December 31, 2021	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2022
2019 CEO Special Bonus	11,652	—	—	—	(11,652)	—
2019 Employee Plan	2,356,399	—	(10,988)	—	(2,345,411)	—
2020 CEO Special Bonus	10,667	—	—	—	(5,333)	5,334
2020 Employee Plan	5,325,666	—	(52,350)	—	(2,492,520)	2,780,796
2021 Employee Plan	6,497,505	—	(65,958)	(980,746)	(1,751,287)	3,699,514
2022 Employee Plan	—	6,531,345	(34,820)	—	—	6,496,525
Total	14,201,889	6,531,345	(164,116)	(980,746)	(6,606,203)	12,982,169

The grant date fair value of unvested shares granted to the CEO under the 2019 CEO Special Bonus Plan was $14.97, which was based on the market price of the shares at the date of the grant.

The grant date weighted average fair value of unvested shares granted to employees under the 2019 Employee Plan was $19.28. On March 25, 2020, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, two performance conditions were fully met. Consequently, the compensation expense recorded on the 2019 Employee Plan reflects the statement that – for the portion of shares subject to performance conditions – two thirds of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of unvested shares granted to the CEO under the 2020 CEO Special Bonus Plan was $26.64, which was based on the market price of the shares at the date of the grant.

The grant date weighted average fair value of unvested shares granted to employees under the 2020 Employee Plan was $30.17. On March 24, 2021, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, all three performance conditions were fully met.  Consequently, the compensation expense recorded on the 2020 Employee Plan reflects the statement that – for the portion of shares subject to performance conditions – 100% of the awards granted will fully vest, as far as the service condition is met.

The grant date weighted average fair value of unvested shares granted to employees under the 2021 Employee Plan was $39.20. On March 23, 2022, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, two performance conditions were fully met. Consequently, the compensation expense recorded on the 2021 Employee Plan reflects the statement that – for the portion of shares subject to performance conditions – two thirds of the awards granted will fully vest, as far as the service condition is met.

The grant date weighted average fair value of unvested shares granted to employees under the 2022 Employee Plan was $35.92. Moreover, for the portion of the shares subject to performance conditions (2,705,521 shares) the Company estimated the number of awards expected to vest by assessing the probability of achieving the performance conditions. As of the date of issuance of these consolidated financial statements, a final determination by the Compensation Committee of the Supervisory Board of the achievement of the performance conditions had not been made yet by the Compensation Committee of the Supervisory Board. The Company estimated that 100% of the awards subject to performance conditions are expected to vest. Consequently, the compensation expense recorded for the 2022 Employee Plan reflects the vesting of the 100% of the awards granted with performance conditions, subject to the service condition being met. The assumption of the expected number of awards to be vested upon achievement of the performance conditions is subject to changes based on the final measurement of the conditions, which is expected to occur in the first half of 2023.

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2022, 2021 and 2020:

	December 31, 2022	December 31, 2021	December 31, 2020

Cost of sales	34	34	25
R&D	69	70	51
SG&A	112	117	79
Total pre-payroll tax and social contribution compensation	215	221	155

The grant date fair value of the shares that vested in 2022 was $189 million compared to $181 million in 2021 and $141 million in 2020.

Stock-based compensation, excluding payroll tax and social contribution, capitalized as part of inventory was $11 million as of December 31, 2022, compared to $9 million as of December 31, 2021 and $6 million as of December 31, 2020. As of December 31, 2022, there was $228 million of total unrecognized compensation cost related to the grant of unvested shares, which is expected to be recognized over a weighted average period of approximately 9 months.

The total deferred income tax benefit recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to $15 million, $14 million and $10 million for the years ended December 31, 2022, 2021 and 2020, respectively.

18.6	Accumulated other comprehensive income (loss) attributable to parent company stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2022, 2021 and 2020:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2019	(3)	1	(223)	646	421
Cumulative tax impact	—	—	54	—	54
December 31, 2019, net of tax	(3)	1	(169)	646	475
OCI before reclassifications	64	—	(22)	203	245
Amounts reclassified from AOCI	—	—	14	—	14
OCI for the year ended December 31, 2020	64	—	(8)	203	259
Cumulative tax impact	(8)	—	(3)	—	(11)
OCI for the year ended December 31, 2020, net of tax	56	—	(11)	203	248
December 31, 2020	61	1	(231)	849	680
Cumulative tax impact	(8)	—	51	—	43
December 31, 2020, net of tax	53	1	(180)	849	723
OCI before reclassifications	(90)	(1)	56	(189)	(224)
Amounts reclassified from AOCI	(19)	—	13	—	(6)
OCI for the year ended December 31, 2021	(109)	(1)	69	(189)	(230)
Cumulative tax impact	14	—	(11)	—	3
OCI for the year ended December 31, 2021, net of tax	(95)	(1)	58	(189)	(227)
December 31, 2021	(48)	—	(162)	660	450
Cumulative tax impact	6	—	40	—	46
December 31, 2021, net of tax	(42)	—	(122)	660	496
OCI before reclassifications	(126)	(16)	80	(149)	(211)
Amounts reclassified from AOCI	197	—	4	—	201
OCI for the year ended December 31, 2022	71	(16)	84	(149)	(10)
Cumulative tax impact	(9)	2	(19)	—	(26)
OCI for the year ended December 31, 2022, net of tax	62	(14)	65	(149)	(36)
December 31, 2022	23	(16)	(78)	511	440
Cumulative tax impact	(3)	2	21	—	20
December 31, 2022, net of tax	20	(14)	(57)	511	460

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2022, 2021, 2020 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2022	Amounts reclassified from AOCI in the year ended December 31, 2021	Amounts reclassified from AOCI in the year ended December 31, 2020	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	(129)	15	(3)	Cost of sales
Foreign exchange derivative contracts	(15)	1	1	Selling, general and administrative
Foreign exchange derivative contracts	(53)	3	2	Research and development
	27	(3)	—	Income tax benefit (expense)
	(170)	16	—	Net of tax
Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(3)	(12)	(13)	Other components of pension benefit costs
Amortization of prior service cost	(1)	(1)	(1)	Other components of pension benefit costs
	1	2	3	Income tax benefit (expense)
	(3)	(11)	(11)	Net of tax
Total reclassifications for the year	(173)	5	(11)
Attributable to noncontrolling interest	—	—	—
Attributable to the parent company stockholders	(173)	5	(11)

18.7	Dividends

The AGM held on May 25, 2022, authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2022 and first quarter of 2023. An amount of $55 million corresponding to the first installment, $54 million corresponding to the second installment and $48 million corresponding to the third installment were paid as of December 31, 2022. The amounts of $6 million corresponding to the remaining portion of the third installment and $54 million corresponding to the last installment were presented in the line “Dividends payable to stockholders” in the consolidated balance sheet as of December 31, 2022.

The AGM held on May 27, 2021 authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2021 and first quarter of 2022. The amounts of $54 million corresponding to the first installment, $55 million corresponding to the second installment and $54 million corresponding to the third installment were paid as of December 31, 2021. An amount of $55 million corresponding to the fourth installment was paid in 2022.

The AGM held on June 17, 2020 authorized the distribution of a cash dividend of $0.168 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.042 in each of the second, third and fourth quarters of 2020 and first quarter of 2021. An amount of $37 million corresponding to the first installment, $38 million corresponding to the second installment and $34 million corresponding to the third installment were paid as of December 31, 2020. The remaining $4 million portion of the third installment and the fourth installment of $38 million, were paid in 2021.

The AGM held on May 31, 2019 authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2019 and first quarter of 2020. The amounts of $53 million corresponding to the first installment, $53 million corresponding to the second installment and $48 million corresponding to the third installment were paid as of December 31, 2019. The remaining portion of $6 million related to the third installment and the last installment of $54 million were paid in 2020.